Securities Act File No. 33-08214
Investment Company Act File No. 811-04813

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

PRE-EFFECTIVE AMENDMENT NO. /_/

POST-EFFECTIVE AMENDMENT NO. 194 /X/

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 194 /X/

__________________________________________________________________

DREYFUS INVESTMENT FUNDS

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166

(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036

__________________________________________________________________

It is proposed that this filing will become effective (check appropriate box)

_____ immediately upon filing pursuant to paragraph (b)
X on August 31, 2017 pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on (DATE) pursuant to paragraph (a)(1)
_____ 75 days after filing pursuant to paragraph (a)(2)
_____ on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus/The Boston Company Small/Mid Cap Growth Fund and does not affect the Registration Statement of the series below:

Dreyfus Diversified Emerging Markets Fund

Dreyfus/Newton International Equity Fund

Dreyfus/Standish Global Fixed Income Fund

Dreyfus Tax Sensitive Total Return Bond Fund

Dreyfus/The Boston Company Small Cap Value Fund

Dreyfus/The Boston Company Small Cap Growth Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 194 to the Registration Statement on Form N-1A for Dreyfus Investment Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until August 31, 2017, the effectiveness of Post-Effective Amendment No. 192 ("PEA No. 192"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0001571049-17-006205 on June 23, 2017. Since no other changes are intended to be made to PEA No. 192 by means of this filing, Parts A, B and C of PEA No. 192 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus/The Boston Company Small/Mid Cap Growth Fund is incorporated herein by reference to Part A of PEA No. 192.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Class A, Class C, Class I, Class Y and Class Z shares of Dreyfus/The Boston Company Small/Mid Cap Growth Fund is incorporated herein by reference to Part B of PEA No. 192.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 192.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 21st day of August, 2017.

Dreyfus Investment Funds

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	August 21, 2017
Bradley J. Skapyak

	/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	August 21, 2017

	/s/ Joseph S. DiMartino*	Chairman of the Board	August 21, 2017
Joseph S. DiMartino

	/s/ Kenneth A. Himmel*	Board Member	August 21, 2017
Kenneth A. Himmel

	/s/ Stephen J. Lockwood*	Board Member	August 21, 2017
Stephen J. Lockwood

	/s/ Roslyn M. Watson*	Board Member	August 21, 2017
Roslyn M. Watson

	/s/ Benaree Pratt Wiley*	Board Member	August 21, 2017
Benaree Pratt Wiley

	/s/ Francine J. Bovich*	Board Member	August 21, 2017
Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact